Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

June 30, 2019 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 142.39%			Municipal Bonds (continued)
Corporate Revenue Bonds - 1.65%			Education Revenue Bonds (continued)
Minneapolis Community			Hugo Charter School Lease
Planning & Economic			Revenue
Development Department			(Noble Academy Project)
(Limited Tax Supported			Series A 5.00% 7/1/34	255,000	$268,808
Common Bond Fund)			Minneapolis Charter School
6.25% 12/1/30	1,000,000	$1,065,860	Lease Revenue
St. Paul Port Authority Solid			(Hiawatha Academies
Waste Disposal Revenue			Project) Series A 5.00%
(Gerdau St. Paul Steel Mill			7/1/36	750,000	803,393
Project) Series 7 144A			(Hiawatha Academies
4.50% 10/1/37 (AMT) #	1,715,000	1,727,262	Project) Series A 5.00%
		2,793,122	7/1/47	900,000	952,209
			Minneapolis Student Housing
Education Revenue Bonds - 22.62%			Revenue
Bethel Charter School Lease			(Riverton Community
Revenue			Housing Project)
(Spectrum High School			5.25% 8/1/39	205,000	218,026
Project) Series A 4.375%			5.50% 8/1/49	990,000	1,059,508
7/1/52	1,100,000	1,121,197	Minnesota Higher Education
Brooklyn Park Charter School			Facilities Authority Revenue
Lease Revenue			(Bethel University) 5.00%
(Prairie Seeds Academy			5/1/47	1,250,000	1,392,787
Project)			(Carleton College)
Series A 5.00% 3/1/34	990,000	1,012,463	4.00% 3/1/36	485,000	539,247
Series A 5.00% 3/1/39	170,000	172,077	5.00% 3/1/44	905,000	1,072,461
Cologne Charter School Lease			(College of St. Benedict)
Revenue			4.00% 3/1/36	410,000	433,563
(Cologne Academy Project)			(Gustavus Adolphus
Series A 5.00% 7/1/29	270,000	290,215	College) 5.00% 10/1/47	2,600,000	2,994,602
Series A 5.00% 7/1/45	445,000	464,771	(Macalester College)
Deephaven Charter School			4.00% 3/1/42	900,000	975,699
(Eagle Ridge Academy			4.00% 3/1/48	600,000	648,312
Project)			(St. Catherine University)
Series A 5.25% 7/1/37	590,000	638,781	Series A 4.00% 10/1/38	920,000	970,848
Series A 5.25% 7/1/40	500,000	538,835	Series A 5.00% 10/1/45	785,000	902,405
Duluth Housing &			(St. Johns University)
Redevelopment Authority			Series 8-I 5.00% 10/1/31	235,000	273,528
(Duluth Public Schools
Academy Project) Series A			Series 8-I 5.00% 10/1/34	35,000	40,491
5.00% 11/1/48	1,200,000	1,291,644	(St. Olaf College) Series
Forest Lake Minnesota			8-N 4.00% 10/1/35	590,000	653,018
Charter School Revenue			(St. Scholastic College)
(Lake International			Series H 5.25% 12/1/35	1,000,000	1,012,410
Language Academy)			(Trustees Of The Hamline
Series A 5.375% 8/1/50	915,000	1,001,733	University Of Minnesota)
Series A 5.75% 8/1/44	705,000	755,217	Series B 5.00% 10/1/47	1,055,000	1,156,860
Hugo Charter School Lease			(University of St. Thomas)
Revenue			4.00% 10/1/44	645,000	713,925
(Noble Academy Project)			5.00% 10/1/40	750,000	912,187
Series A 5.00% 7/1/44	775,000	808,007	Series 7-U 5.00% 4/1/22	750,000	822,413

(continues) NQ-OVJ [6/19] 8/19 (919062) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Education Revenue Bonds (continued)			Electric Revenue Bonds (continued)
(University of St. Thomas)			Chaska Electric Revenue
Series A 4.00% 10/1/37	500,000	$548,700	Series A 5.00% 10/1/28	445,000	$528,963
Otsego Charter School			Minnesota Municipal Power
(Kaleidoscope Charter			Agency Electric Revenue
School)			5.00% 10/1/25	500,000	585,925
Series A 5.00% 9/1/34	230,000	242,379	5.00% 10/1/26	500,000	584,975
Series A 5.00% 9/1/44	400,000	415,448	5.00% 10/1/27	320,000	373,210
Rice County Educational			5.00% 10/1/47	1,755,000	2,047,190
Facilities Revenue			Northern Municipal Power
(Shattuck-St. Mary’s			Agency
School) Series A 144A			Series A 5.00% 1/1/26	100,000	111,078
5.00% 8/1/22 #	1,250,000	1,316,037	Series A 5.00% 1/1/30	340,000	374,425
St. Cloud Charter School			Puerto Rico Electric Power
Lease Revenue			Authority Revenue
(Stride Academy Project)			Series CCC 5.25%
Series A 5.00% 4/1/46	375,000	229,110	7/1/27‡	545,000	429,187
St. Paul Housing &			Series WW 5.00%
Redevelopment Authority
Charter School Lease			7/1/28‡	770,000	604,450
Revenue			Rochester Electric Utility
(Academia Cesar Chavez			Revenue
School Project) Series A			Series A 5.00% 12/1/42	605,000	710,131
5.25% 7/1/50	825,000	862,942	Series A 5.00% 12/1/47	985,000	1,154,390
(Great River School Project)			Series B 5.00% 12/1/30	1,300,000	1,478,789
Series A 144A 4.75%			Series B 5.00% 12/1/43	1,000,000	1,127,260
7/1/29#	200,000	211,020	Southern Minnesota
Series A 144A 5.50%			Municipal Power Agency
7/1/38#	240,000	257,971	Supply Revenue
(Nova Classical Academy			Series A 5.00% 1/1/41	240,000	276,720
Project)			Series A 5.00% 1/1/47	1,650,000	1,966,321
Series A 4.125% 9/1/47	750,000	763,957	St. Paul Housing &
Series A 6.375% 9/1/31	750,000	808,013	Redevelopment Authority
(Twin Cities Academy			Charter School Lease
Project) Series A 5.30%			Revenue
7/1/45	630,000	667,775	Series A 4.00% 10/1/33	285,000	311,599
University of Minnesota			Series B 4.00% 10/1/37	800,000	860,728
Series A 5.00% 9/1/40	1,240,000	1,495,837	Western Minnesota Municipal
Series A 5.00% 9/1/42	2,000,000	2,406,040	Power Agency Supply
Series A 5.00% 4/1/44	1,000,000	1,230,780	Revenue
			Series A 5.00% 1/1/25	3,000,000	3,356,190
		38,367,649	Series A 5.00% 1/1/26	1,000,000	1,116,550
Electric Revenue Bonds - 17.53%			Series A 5.00% 1/1/33	1,000,000	1,133,730
Central Minnesota Municipal			Series A 5.00% 1/1/40	750,000	844,500
Power Agency Revenue			Series A 5.00% 1/1/46	2,500,000	2,810,900
(Brookings Southeast Twin			Series A 5.00% 1/1/49	3,860,000	4,650,567
Cities Transportation)
5.00% 1/1/32	1,130,000	1,222,524			29,734,282
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,073,980

2 NQ-OVJ [6/19] 8/19 (919062)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds - 38.98%			Healthcare Revenue Bonds (continued)
Anoka Health Care Facilities			(Walker Highview Hills
Revenue			Project)
5.375% 11/1/34	610,000	$657,458	Series A 144A 5.00%
Apple Valley Senior Housing			8/1/46#	370,000	$381,910
Revenue			Series A 144A 5.00%
(PHS Senior Housing, Inc.			8/1/51#	755,000	778,201
Orchard Path Project)			Deephaven Housing &
4.50% 9/1/53	1,160,000	1,188,165	Healthcare Revenue
5.00% 9/1/58	1,605,000	1,712,310	(St. Therese Senior Living
Apple Valley Senior Living			Project)
Revenue			Series A 5.00% 4/1/38	280,000	284,662
(Senior Living LLC Project)			Series A 5.00% 4/1/40	270,000	274,309
Series B 5.00% 1/1/47	750,000	769,927	Duluth Economic
Series D 7.00% 1/1/37	720,000	733,414	Development Authority
Series D 7.25% 1/1/52	1,000,000	1,027,860	(Essentia Health Obligated
Bethel Housing & Health Care			Group) Series A 5.00%
Facilities Revenue			2/15/48	810,000	936,004
(Benedictine Health			Duluth Economic
System- St. Peter			Development Authority
Communities Project)			(St. Luke’s Hospital
Series A 5.50% 12/1/48	500,000	519,410	Authority Obligation
Center City Health Care			Group)
Facilities Revenue			5.75% 6/15/32	1,400,000	1,529,878
(Hazelden Betty Ford			6.00% 6/15/39	1,000,000	1,101,560
Foundation Project) 5.00%			Hayward
11/1/27	500,000	571,930	(American Baptist Homes
(Hazelden Foundation			Midwest) 5.75% 2/1/44	500,000	521,395
Project) 5.00% 11/1/41	1,600,000	1,612,960	Hayward Health Care
City of Bethel			Facilities Revenue
(The Lodge at Lakes at			(St. John’s Lutheran Home
Stillwater Project) 5.25%			of Albert Lea)
6/1/58	900,000	949,383	5.375% 10/1/44	260,000	268,668
City of Center City, Minnesota			Maple Grove Health Care
Healthcare Facilities			Facilities Revenue
Revenue Refunding			(Maple Grove Hospital
(Hazelden Betty Ford			Corporation) 4.00%
Foundation Project) 4.00%			5/1/37	1,000,000	1,075,190
11/1/41	200,000	217,020	(North Memorial Health
City of Crookston, Minnesota			Care) 5.00% 9/1/30	865,000	1,005,640
Health Care Facilities			Minneapolis Health Care
Revenue			System Revenue
(Riverview Health Project)			(Fairview Health Services)
5.00% 5/1/51	1,390,000	1,483,658	Series A 4.00% 11/15/48	2,855,000	3,058,304
Cloquet Housing Facilities			Series A 5.00% 11/15/33	500,000	580,355
Revenue			Series A 5.00% 11/15/34	500,000	578,720
(HADC Cloquet Project)			Series A 5.00% 11/15/49	2,000,000	2,345,460
Series A 5.00% 8/1/48	500,000	508,170	Minneapolis Senior Housing &
Dakota County Community			Healthcare Revenue
Development Agency			(Ecumen Mill City Quarter)
Senior Housing Revenue			5.25% 11/1/45	850,000	883,975

(continues) NQ-OVJ [6/19] 8/19 (919062) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
5.375% 11/1/50	200,000	$208,510	St. Paul Housing &
(Ecumen-Abiitan Mill City			Redevelopment Authority
Project) 5.00% 11/1/35	220,000	227,652	Health Care Facilities
Minneapolis - St. Paul			Revenue
Housing & Redevelopment			(Allina Health System)
Authority Health Care			Series A1 5.25%
Revenue			11/15/29	640,000	$649,466
(Allina Health System)			(Fairview Health Services)
Series A 5.00% 11/15/29	585,000	716,139	Series A 4.00% 11/15/43	905,000	976,079
(Children’s Health Care			Series A 5.00% 11/15/47	680,000	791,561
Facilities) Series A1 5.00%			(Health Partners Obligation
8/15/34 (AGM)	500,000	517,415	Group Project)
Rochester Health Care &			5.00% 7/1/29	2,000,000	2,333,400
Housing Revenue			Series A 5.00% 7/1/32	1,100,000	1,257,256
(The Homestead at			St. Paul Housing &
Rochester Project) Series A			Redevelopment Authority
6.875% 12/1/48	1,220,000	1,328,141	Housing & Health Care
Rochester Health Care			Facilities Revenue
Facilities Revenue			(Senior Episcopal Homes
(Mayo Clinic) 4.00%			Project)
11/15/41	4,860,000	5,043,076	5.125% 5/1/48	1,200,000	1,219,296
Sartell Health Care Facilities			Series A 4.75% 11/1/31	740,000	743,937
Revenue			Wayzata Senior Housing
(Country Manor Campus			Revenue
Project)			(Folkestone Senior Living
5.25% 9/1/30	1,000,000	1,074,910	Community)
Series A 5.30% 9/1/37	600,000	653,616	Series A 5.50% 11/1/32	420,000	429,131
Shakopee Health Care			Series A 5.75% 11/1/39	945,000	965,620
Facilities Revenue			Series A 6.00% 5/1/47	1,475,000	1,507,347
(St. Francis Regional			Winona Health Care Facilities
Medical Center)			Revenue
4.00% 9/1/31	205,000	218,224	(Winona Health Obligation)
5.00% 9/1/34	165,000	183,543	4.65% 7/1/26	465,000	482,107
St. Cloud Health Care			4.75% 7/1/27	785,000	815,411
Revenue			5.00% 7/1/34	750,000	777,713
(Centracare Health System			Woodbury Housing &
Project)			Redevelopment Authority
4.00% 5/1/49	1,585,000	1,718,188	Revenue
5.00% 5/1/48	3,150,000	3,769,637	(St. Therese of Woodbury)
Series A 4.00% 5/1/37	1,295,000	1,402,822	5.125% 12/1/44	1,250,000	1,309,737
Series A 5.00% 5/1/46	4,800,000	5,541,360
Series B 5.00% 5/1/24	1,400,000	1,618,302			66,133,274
(Unrefunded - Centracare			Housing Revenue Bonds - 1.85%
Health System Project)			Minneapolis Multifamily
5.125% 5/1/30	95,000	97,782	Housing Revenue
			(Olson Townhomes Project)
			6.00% 12/1/19 (AMT)	190,000	190,401

4 NQ-OVJ [6/19] 8/19 (919062)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Housing Revenue Bonds (continued)			Local General Obligation Bonds (continued)
Minnesota Housing Finance			Duluth Independent School
Agency			District No 709
(Non Ace - State			Series A Series A 4.00%
Appropriated Housing)			2/1/27	600,000	$667,032
5.00% 8/1/33	1,390,000	$1,601,419	Duluth, Minnesota
Minnesota State Housing			(Improvement DECC)
Finance Agency			Series A 5.00% 2/1/34	545,000	644,010
Homeownership			Edina Independent School
(Mortgage-Backed			District No. 273
Securities Program) 4.40%			Series A 5.00% 2/1/27	1,500,000	1,785,900
7/1/32 (GNMA) (FNMA)	745,000	756,890	Hennepin County
Northwest Multi-County			Series A 5.00% 12/1/36	1,190,000	1,437,734
Housing & Redevelopment			Series A 5.00% 12/1/37	1,240,000	1,513,693
Authority
(Pooled Housing Program)			Series A 5.00% 12/1/41	1,060,000	1,268,523
5.50% 7/1/45	560,000	596,131	Hopkins Independent School
			District No. 270
		3,144,841	Series A 5.00% 2/1/28	1,000,000	1,055,050
Lease Revenue Bonds - 9.78%			Mahtomedi Independent
Minnesota State General			School District No. 832
Fund Revenue			(School Building) Series A
Appropriations			5.00% 2/1/28	515,000	608,611
Series A 5.00% 6/1/32	780,000	880,519	Mounds View Independent
Series A 5.00% 6/1/38	5,500,000	6,166,710	School District No. 621
Series A 5.00% 6/1/43	1,750,000	1,959,300	(School Building) Series A
Series B 5.00% 3/1/29	1,000,000	1,090,400	4.00% 2/1/43	2,000,000	2,170,500
Minnesota State Housing			St. Michael-Albertville
Finance Agency			Independent School District
(Non Ace - State			No. 885
Appropriated Housing)			(School Building) Series A
Series C 5.00% 8/1/36	1,000,000	1,147,260	5.00% 2/1/27	1,300,000	1,576,016
University of Minnesota			St. Paul Independent School
Special Purpose Revenue			District No. 625
(State Supported Biomed			(School Building) Series B
Science Research)			5.00% 2/1/26	1,000,000	1,125,480
5.00% 8/1/35	1,040,000	1,078,740	Willmar
5.00% 8/1/36	4,000,000	4,270,640	(Rice Memorial Hospital
			Project) Series A 4.00%
		16,593,569	2/1/32	2,440,000	2,511,492
Local General Obligation Bonds - 12.35%					20,959,004
Brainerd Independent School			Pre-Refunded/Escrowed to Maturity Bonds - 13.65%
District No. 181			Dakota-Washington Counties
(General Obligation School			Housing & Redevelopment
Building Bonds)			Authority Single Family
Series A 4.00% 2/1/38	1,500,000	1,644,960	Residential Mortgage
Series A 4.00% 2/1/43	1,500,000	1,630,020	Revenue
Burnsville-Eagan-Savage			(City of Bloomington)
Independent School District			Series B 8.375% 9/1/21
No 191			(GNMA) (AMT) §	7,055,000	8,021,888
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	1,319,983

(continues) NQ-OVJ [6/19] 8/19 (919062) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)			Special Tax Revenue Bonds (continued)
Deephaven Charter School			Puerto Rico Sales Tax
(Eagle Ridge Academy			Financing Revenue
Project) Series A 5.50%			(Restructured)
7/1/43-23 §	500,000	$580,055	Series A1 4.55% 7/1/40	1,250,000	$1,253,125
Minnesota Higher Education			Series A-1 4.75% 7/1/53	1,000,000	974,560
Facilities Authority Revenue			Series A-1 5.00% 7/1/58	200,000	200,500
(College of St. Benedict)			St. Paul Sales Tax Revenue
Series 7-M 5.00%			Series G 5.00% 11/1/30	935,000	1,085,311
3/1/31-20 §	300,000	307,227
Series 7-M 5.125%					3,852,116
3/1/36-20 §	275,000	281,850	State General Obligation Bonds - 11.81%
(St. Catherine University)			Minnesota
Series 7-Q 5.00%			(Various Purposes) Series A
10/1/32-22 §	700,000	778,295	5.00% 8/1/38	500,000	617,185
Minnesota State			Minnesota State
(Various Purposes) Series D			Series A 5.00% 8/1/29	700,000	837,326
5.00% 8/1/24-20 §	65,000	67,607	Series E 5.00% 10/1/26	1,480,000	1,839,137
Rochester Health Care &			(State Trunk Highway)
Housing Revenue			Series B 5.00% 10/1/22	5,500,000	5,954,465
(Samaritan Bethany)			Series B 5.00% 10/1/29	3,315,000	3,573,537
Series A 7.375%
12/1/41-19 §	1,220,000	1,249,744	(Various Purposes)
St. Cloud Health Care			Series D 5.00% 8/1/24	2,635,000	2,739,530
Revenue			Series F 5.00% 10/1/22	4,000,000	4,473,800
(Centracare Health System					20,034,980
Project) Series A 5.125%			Transportation Revenue Bonds - 6.74%
5/1/30-20 §	2,330,000	2,402,556
St. Paul Housing &			Minneapolis - St. Paul
Redevelopment Authority			Metropolitan Airports
Hospital Facility			Commission Revenue
(Healtheast Care System			5.00% 1/1/22	670,000	707,433
Project)			Subordinate
Series A 5.00%			Series A 5.00% 1/1/31	410,000	498,585
11/15/29-25 §	395,000	477,342	Series A 5.00% 1/1/32	1,255,000	1,518,814
Series A 5.00%			Series B 5.00% 1/1/26	540,000	587,941
11/15/30-25 §	290,000	350,453	Series B 5.00% 1/1/26
University of Minnesota			(AMT)	500,000	571,130
Series A 5.50% 7/1/21 §	4,000,000	4,166,880	Series B 5.00% 1/1/27	1,190,000	1,293,816
Series D 5.00%			Series B 5.00% 1/1/30	500,000	541,180
12/1/27-21 §	1,110,000	1,207,003	Series B 5.00% 1/1/31	250,000	270,077
Series D 5.00%			Series C 5.00% 1/1/33	2,000,000	2,412,020
12/1/36-21 §	3,000,000	3,262,170	Series C 5.00% 1/1/36	1,000,000	1,193,580
			Series C 5.00% 1/1/46	1,245,000	1,460,447
		23,153,070	St. Paul Port Authority
Special Tax Revenue Bonds - 2.27%			Revenue
Guam Government Business			(Amherst H. Wilder
Privilege Tax Revenue			Foundation) Series 3
Series A 5.25% 1/1/36	150,000	157,521	5.00% 12/1/36	380,000	384,910
Minneapolis Revenue					11,439,933
(YMCA Greater Twin Cities
Project) 4.00% 6/1/29	165,000	181,099

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(Unaudited)

	Principal	Value
	Amount°	(US $)	# Security exempt from registration under Rule 144A of the Securities
			Act of 1933, as amended. At June 30, 2019, the aggregate value
Municipal Bonds (continued)			of Rule 144A securities was $4,672,401, which represents 2.75%
Water & Sewer Revenue Bonds - 3.16%			of the Fund’s net assets.
Guam Government			§ Pre-refunded bonds. Municipal bonds that are generally backed or
Waterworks Authority			secured by US Treasury bonds. For pre-refunded bonds, the stated
5.00% 7/1/40	840,000	$944,765	maturity is followed by the year in which the bond will be pre-
Metropolitan Council Waste			refunded.
Water Revenue			° Principal amount shown is stated in USD unless noted that the security
Series B 4.00% 9/1/27	1,145,000	1,236,737	is denominated in another currency.
Series C 4.00% 3/1/31	1,355,000	1,561,326	‡ Non-income producing security. Security is currently in default.
Series C 4.00% 3/1/32	1,405,000	1,610,341
		5,353,169	Summary of abbreviations:
			AGM - Insured by Assured Guaranty Municipal
Total Municipal Bonds			Corporation
(cost $230,747,140)		241,559,009	AMT - Subject to Alternative Minimum Tax
			FNMA - Federal National Mortgage Association Collateral
Total Value of			GNMA - Government National Mortgage Association
Securities - 142.39%			Collateral
(cost $230,747,140)		241,559,009	USD - United States Dollar
Liquidation Value of
Preferred
Stock - (44.21%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities - 1.82%		3,084,134
Net Assets Applicable to
11,504,975 Shares
Outstanding - 100.00%		$169,643,143

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